Raw Materials and Consumables Used (Tables)	12 Months Ended
Dec. 31, 2022
RAW MATERIALS AND CONSUMABLES USED.
Schedule of Raw Materials and Consumables Used

The detail of raw materials and consumables used presented in profit or loss for the years ended December 31, 2022, 2021 and 2020:

	For the years ended December 31,
	2022	2021	2020
Raw materials and consumables used	ThCh$	ThCh$	ThCh$
Energy purchases	(1,885,218,041)	(1,296,992,284)	(864,863,454)
Fuel consumption	(587,063,837)	(374,868,794)	(231,176,489)
Gas	(441,848,645)	(251,009,877)	(149,734,219)
Oil (*)	(45,657,067)	(27,576,693)	(6,100,077)
Coal (*)	(99,558,125)	(96,282,224)	(75,342,193)
Energy transmission cost	(295,519,943)	(151,738,224)	(141,539,687)
Gas sales costs	(519,475,247)	(110,831,219)	(34,332,998)
Other variable supplies and services	(112,246,999)	(76,874,883)	(102,533,011)
Total raw materials and consumables used	(3,399,524,067)	(2,011,305,404)	(1,374,445,639)

(*) During 2022, this item includes an impairment loss on coal inventory impairment of ThCh$50,136,749 as a consequence of the closure of the Bocamina II plant (ThCh$45,904,847 in 2021). For the same reason, adjustments due to impairment of diesel were also recorded for ThCh$1,076,839 (ThCh$667,298 in 2021). For further information see Note 11 and Note 16.c.iv.